Trade and other receivables (Details) - Schedule of trade and other receivables £ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Schedule of trade and other receivables [Abstract]
Trade receivables	$ 7,243	$ 291		£ 12,715	£ 7,243	£ 291
Prepayments	20,278	10,260	$ 5,014
Contract assets	599	8		£ 153	£ 599	£ 8
VAT recoverable	4,533	4,983	35
Other receivables	4,216	1,687
Total trade and other receivables	36,869	17,229	5,049
Due within one year	29,358	13,255	49
Due within two to five years	7,511	3,974	5,000
Total	$ 36,869	$ 17,229	$ 5,049